Employee Benefits Plans	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Employee Benefit Plans

NOTE 13 EMPLOYEE BENEFIT PLANS

Defined Contribution Plans

TDS sponsors a qualified noncontributory defined contribution pension plan. The plan provides benefits for the employees of TDS Corporate, TDS Telecom and U.S. Cellular. Under this plan, pension costs are calculated separately for each participant and are funded annually. Total pension costs were $17.5 million, $18.8 million and $16.8 million in 2010, 2009 and 2008, respectively. In addition, TDS sponsors a defined contribution retirement savings plan (“401(k)”) plan. Total costs incurred from TDS' contributions to the 401(k) plan were $21.6 million, $20.9 million and $20.6 million in 2010, 2009 and 2008, respectively.

TDS also sponsors an unfunded nonqualified deferred supplemental executive retirement plan for certain employees to offset the reduction of benefits caused by the limitation on annual employee compensation under the tax laws.

Other Post-Retirement Benefits

TDS sponsors a defined benefit post-retirement plan that provides medical benefits and that covers most of the employees of TDS Corporate, TDS Telecom and the subsidiaries of TDS Telecom. The plan is contributory, with retiree contributions adjusted annually. The plan anticipates future cost sharing changes that reflect TDS' intent to increase retiree contributions as a portion of total cost.

In 2009, TDS amended its defined benefit post-retirement plan that provides medical benefits to retirees. Under this plan, TDS provides a subsidy to retirees to pay for various medical plan options. The amendments introduced a subsidy cap structure that will become effective in 2011. For current retirees and future retirees, the amendments reduce the future subsidies by varying amounts. For new employees hired on or after January 1, 2010, the subsidy is eliminated. The plan amendments reduced the plan's benefit obligation by $26.1 million in 2009. This amount, net of amortization, is included in TDS' December 31, 2010 and 2009 Accumulated other comprehensive loss as a component of net prior service costs.

The following amounts are included in Accumulated other comprehensive loss, in the Consolidated Balance Sheet before affecting such amounts for income taxes:

December 31,	2010	2009
(Dollars in thousands)
Net prior service costs	$29,988	$33,804
Net actuarial loss	(31,426)	(34,765)
	$(1,438)	$(961)

The estimated net actuarial loss and prior service cost gain for the postretirement benefit plans that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost during 2011 are $1.9 million and $(3.8) million, respectively.

The following amounts are included in comprehensive income in the Consolidated Statement of Comprehensive Income:

Year Ended December 31, 2010	Before-Tax	Deferred Tax (Expense) or Benefit	Net-of-Tax
(Dollars in thousands)
Net actuarial gains (losses)	$1,180	$260	$1,440
Amortization of prior service costs	(3,815)	(840)	(4,655)
Amortization of actuarial losses	2,158	475	2,633
Total gains (losses) recognized
in Comprehensive Income	$(477)	$(105)	$(582)

Year Ended December 31, 2009	Before-Tax	Deferred Tax (Expense) or Benefit	Net-of-Tax
(Dollars in thousands)
Net actuarial gains (losses)	$(4,700)	$2,770	$(1,930)
Prior service cost	30,447	(17,947)	12,500
Amortization of prior service costs	(801)	472	(329)
Amortization of actuarial losses	1,806	(1,064)	742
Total gains (losses) recognized
in Comprehensive Income	$26,752	$(15,769)	$10,983

The following table reconciles the beginning and ending balances of the benefit obligation and the fair value of plan assets for the other post-retirement benefit plans.

December 31,	2010	2009
(Dollars in thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$42,698	$59,600
Service cost	1,175	2,140
Interest cost	2,325	3,616
Plan amendments	—	(30,447)
Actuarial (gain) loss	748	10,688
Prescription drug subsidy	238	237
Benefits paid	(2,914)	(3,136)
Benefit obligation at end of year	44,270	42,698
Change in plan assets
Fair value of plan assets at beginning of year	42,407	33,612
Actual return (loss) on plan assets	5,323	8,788
Employer contribution	207	3,143
Benefits paid	(2,914)	(3,136)
Fair value of plan assets at end of year	45,023	42,407
Funded status	$753	$(291)

The funded status identified above is recorded as a component of Other deferred liabilities and credits in TDS' Consolidated Balance Sheet.

The following table sets forth by level within the fair value hierarchy the plans' assets at fair value, as of December 31, 2010 and 2009. See Note 1—Summary of Significant Accounting Policies and Recent Accounting Pronouncements for definitions of the levels in the fair value hierarchy.

December 31, 2010
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Mutual funds
1	Bond	$11,552	$—	$—	$11,552
International equity	8,701	—	—	8,701
Money market	2,090	—	—	2,090
US large cap	18,619	—	—	18,619
US small cap	4,030	—	—	4,030
Other	—	—	31	31
Total plan assets at fair value	$44,992	$—	$31	$45,023

December 31, 2009
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Mutual funds
Bond	$10,986	$—	$—	$10,986
International equity	8,112	—	—	8,112
Money market	2,208	—	—	2,208
US large cap	17,333	—	—	17,333
US small cap	3,735	—	—	3,735
Other	—	—	33	33
Total plan assets at fair value	$42,374	$—	$33	$42,407

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. A financial instrument's level within the fair value hierarchy is not representative of its expected performance or its overall risk profile, and therefore Level 3 assets are not necessarily higher risk than Level 2 assets or Level 1 assets.

Mutual funds are valued based on the closing price reported on the active market on which the individual securities are traded. The investment strategy for each type of mutual fund is identified below:

Bond - The funds seek to achieve a maximum total return, consistent with preservation of capital and prudent investment management by investing in a wide spectrum of fixed income instruments including bonds, debt securities and other similar instruments issued by government and private-sector entities.

International equity - The funds seek to provide long-term capital appreciation by investing in the stocks of companies located outside the United States that are considered to have the potential for above-average capital appreciation.

Money market - The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity by investing in a diversified portfolio of high-quality, dollar-denominated short-term debt securities.

US large cap - The funds seek to track the performance of several benchmark indices that measure the investment return of large-capitalization stocks. The funds attempt to replicate the indices by investing substantially all of their assets in the stocks that make up the various indices in approximately the same proportion as the weighting in the indices.

US small cap - The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks. The fund attempts to replicate the index by investing substantially all of its assets in the stocks that make up the index in approximately the same proportion as the weighting in the index.

The following table summarizes how plan assets are invested.

		Allocation of Plan Assets
		At December 31,
Investment	Target Asset
Category	Allocation	2010	2009
U.S. equities	50%	50.3%	49.7%
International equities	20%	19.4%	19.1%
Debt securities	30%	30.3%	31.2%

The post-retirement benefit fund engages multiple asset managers to ensure proper diversification of the investment portfolio within each asset category. The investment objective is to meet or exceed the rate of return of a performance index comprised of 50% Dow Jones U.S. Total Stock Market Index, 20% FTSE All World (excluding U.S.) Stock Index, and 30% Barclays Capital Aggregate Bond Index. The three-year and five-year average rates of return for TDS' post-retirement benefit fund are 1.8% and 4.9%, respectively.

The post-retirement benefit fund does not hold any debt or equity securities issued by TDS, U.S. Cellular or any related parties.

TDS is not required to set aside current funds for its future retiree health and life insurance benefits. The decision to contribute to the plan assets is based upon several factors, including the funded status of the plan, market conditions, alternative investment opportunities, tax benefits and other circumstances. In accordance with applicable income tax regulations, total accumulated contributions to fund the costs of future retiree medical benefits are restricted to an amount not to exceed 25% of the total accumulated contributions to the trust. An additional contribution equal to a reasonable amortization of the past service cost may be made without regard to the 25% limitation. TDS does not expect to make a contribution to the plan in 2011.

Net periodic benefit cost recorded in the Consolidated Statement of Operations includes the following components:

Year Ended December 31,	2010	2009	2008
(Dollars in thousands)
Service cost	$1,175	$2,140	$2,001
Interest cost on accumulated post-retirement benefit obligation	2,325	3,616	3,451
Expected return on plan assets	(3,395)	(2,800)	(3,585)
Amortization of unrecognized prior service cost (1)	(3,815)	(801)	(830)
Amortization of unrecognized net loss (2)	2,158	1,806	968
Net post-retirement cost	$(1,552)	$3,961	$2,005

  Based on straight-line amortization over the average time remaining before active employees become fully eligible for plan benefits.
  Based on straight-line amortization over the average time remaining before active employees retire.

The following assumptions were used to determine benefit obligations and net periodic benefit cost:

December 31,	2010	2009
Benefit obligations
Discount rate	5.50%	5.60%

Net periodic benefit cost
Discount rate	5.60%	6.20%
Expected return on plan assets	8.25%	8.25%

In determining the discount rate for 2010 and 2009, TDS used a hypothetical Aa spot yield curve represented by a series of annualized individual discount rates from six months to thirty years. Each discount rate in the curve was derived by using a hypothetical zero coupon bond from an equal weighting of the bonds in distinct maturity groups. Only those bonds with yields to maturity in the top half of each maturity group were used to construct the yield curve. This yield curve, when populated with projected cash flows that represent the expected timing and amount of TDS plan benefit payments, produces a single effective interest discount rate that is used to measure the plan's liabilities.

A 1% increase or decrease in the discount rate would have the following effects:

	One Percent
	Increase	Decrease
(Dollars in thousands)
Effect on total net periodic postretirement benefit cost	$(444)	$493
Effect on post-retirement benefit obligation	$(4,927)	$6,078

The measurement date for actuarial determination was December 31, 2010. For measurement purposes, the annual rate of increase in the per capita cost of covered health care benefits was assumed for 2010 to be 8.0% for plan participants aged 65 and above, and 7.5% for participants under age 65. For all participants the 2010 annual rate of increase is expected to decrease to 5.0% by 2020. The 2009 expected rate of increase was 8.7% for plan participants aged 65 and above, and 7.7% for participants under age 65, decreasing to 5.0% for all participants by 2020.

A 1% increase or decrease in assumed health care cost trend rates would have the following effects:

	One Percent
	Increase	Decrease
(Dollars in thousands)
Effect on total service and interest cost components	$30	$(30)
Effect on post-retirement benefit obligation	$489	$(469)

The following estimated future benefit payments, which reflect expected future service, are expected to be paid:

Estimated Future
Post-Retirement
Year	Benefit Payments
(Dollars in thousands)
2011	$2,456
2012	2,422
2013	2,412
2014	2,366
2015	2,313
2016-2020	14,288

On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Act”) was enacted. The Act expanded Medicare coverage, primarily by adding a prescription drug benefit for Medicare-eligible participants starting in 2006. The Act provided employers currently sponsoring prescription drug programs for Medicare-eligible participants with a range of options for coordinating with the new government-sponsored program to potentially reduce employers' costs. One alternative allowed employers to receive a subsidy from the federal government for all retirees enrolled in the employer-sponsored prescription drug plan. The plan qualifies for and receives this federal subsidy on an annual basis. TDS received a Medicare subsidy of $0.2 million for 2008 in 2010, $0.2 million for 2007 in 2009, and $0.2 million for 2006 in 2008. During 2011 and 2012, TDS expects to receive Medicare subsidies of $0.3 million and $0.3 million for 2009 and 2010, respectively.